Financial assets - Disclosure of detailed information about redeemable preference shares with no fixed redemption date (Details) - AGM JV. [Member] - preference shares held in the joint venture [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Number of shares, beginning of year	132,400,000
Balance, beginning of year	$ 70,165	$ 66,809
Fair value adjustment for the year	$ 1,654	3,356
Redemption of preferred shares during the year, shares	(25,000,000)
Redemption of preferred shares during the year	$ (25,000)	0
Derecognition on closing of Acquisition, shares	(107,400,000)
Derecognition on closing of Acquisition	$ (46,819)	0
Balance, end of year	$ 0	$ 70,165
Number of shares, end of year	0	132,400,000